JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.3%
Alternative Assets — 0.8%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,620	45,502
Fixed Income — 44.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	122,800	1,294,312
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	86,066	638,610
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,302	53,296
JPMorgan High Yield Fund Class R6 Shares (a)	23,732	157,109
JPMorgan Income Fund Class R6 Shares (a)	33,986	291,937
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,582	80,498
Total Fixed Income		2,515,762
International Equity — 5.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,172	71,280
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,156	73,816
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,259	79,009
JPMorgan International Equity Fund Class R6 Shares (a)	3,376	71,196
Total International Equity		295,301
U.S. Equity — 35.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,896	179,491
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,994	321,142
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,283	201,808
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,518	79,839
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	443	26,743
JPMorgan Small Cap Value Fund Class R6 Shares (a)	960	28,382
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,329	478,383
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,587	219,891
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,266	281,855
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,387	182,496
Total U.S. Equity		2,000,030
Total Investment Companies (Cost $3,732,966)		4,856,595
Exchange-Traded Funds — 12.8%
Fixed Income — 2.9%
JPMorgan Limited Duration Bond ETF (a)	3,088	161,055
International Equity — 7.0%
JPMorgan Global Select Equity ETF (a)	1,355	84,916
JPMorgan International Research Enhanced Equity ETF (a)	4,658	307,542
Total International Equity		392,458
U.S. Equity — 2.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,715	165,508
Total Exchange-Traded Funds (Cost $537,052)		719,021

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $55,341)	55,341	55,341
Total Investments — 100.1% (Cost $4,325,359)		5,630,957
Liabilities in Excess of Other Assets — (0.1)%		(6,808)
NET ASSETS — 100.0%		5,624,149

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,630,957	$—	$—	$5,630,957

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,261,095	$34,172	$54,306	$(8,669)	$62,020	$1,294,312	122,800	$12,942	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	623,483	15,033	25,924	(4,530)	30,548	638,610	86,066	7,749	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	49,998	746	—	—	2,552	53,296	8,302	747	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	68,217	—	—	—	3,063	71,280	2,172	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	69,368	—	—	—	4,448	73,816	4,156	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	167,119	912	2,782	198	14,044	179,491	6,896	911	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	74,402	—	—	—	4,607	79,009	2,259	—	—
JPMorgan Global Select Equity ETF (a)	67,750	13,397	—	—	3,769	84,916	1,355	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	148,778	2,695	—	—	5,636	157,109	23,732	2,695	—
JPMorgan Income Fund Class R6 Shares (a)	282,808	11,014	8,619	(1,003)	7,737	291,937	33,986	4,317	—
JPMorgan International Equity Fund Class R6 Shares (a)	67,415	—	—	—	3,781	71,196	3,376	—	—
JPMorgan International Research Enhanced Equity ETF (a)	291,140	8,065	8,301	648	15,990	307,542	4,658	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,421	4,291	11,576	4,416	3,590	321,142	3,994	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	172,312	13,202	—	—	16,294	201,808	9,283	866	—
JPMorgan Limited Duration Bond ETF (a)	158,121	—	—	—	2,934	161,055	3,088	1,794	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	73,692	3,754	—	—	2,393	79,839	1,518	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,651	801	—	—	2,046	80,498	8,582	801	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	153,779	—	—	—	11,729	165,508	2,715	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,375	—	—	—	2,368	26,743	443	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31,158	104	5,547	943	1,724	28,382	960	104	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	491,307	876	40,398	24,177	2,421	478,383	18,329	876	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	203,713	7,509	—	—	8,669	219,891	2,587	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	56,151	83,786	84,596	—	—	55,341	55,341	779	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	282,677	732	16,124	6,303	8,267	281,855	6,266	732	—

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$43,863	$539	$—	$—	$1,100	$45,502	4,620	$539	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	165,826	—	—	—	16,670	182,496	4,387	—	—
Total	$5,426,619	$201,628	$258,173	$22,483	$238,400	$5,630,957		$35,852	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
*	Non-income producing security.